Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Ohio Municipal Fund))	0 Months Ended
	Jul. 27, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years (or life of class, if less)	5.59%	[1]
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years (or life of class, if less)	1.95%	[1]
Class A
Average Annual Return:
1 Year	5.50%
5 Years	(0.65%)
10 Years (or life of class, if less)	0.87%
Inception Date	Jun. 21, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.50%
5 Years	(0.65%)
10 Years (or life of class, if less)	0.87%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.77%
5 Years	0.24%
10 Years (or life of class, if less)	1.53%
Class B
Average Annual Return:
1 Year	4.95%
5 Years	(0.75%)
10 Years (or life of class, if less)	0.85%
Inception Date	Jun. 21, 2006
Class C
Average Annual Return:
1 Year	9.07%
5 Years	(0.43%)
10 Years (or life of class, if less)	0.98%
Inception Date	Jun. 21, 2006

[1]	From 06/30/06.